Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	38,649,237	38,649,237	38,640,487
Common stock, shares outstanding (in shares)	38,649,237	38,649,237	38,640,487